Consolidated balance sheet - GBP (£) £ in Thousands		Dec. 31, 2023	Dec. 31, 2022	[2]	Dec. 31, 2021		Dec. 31, 2020
Assets
Cash and balances at central banks		£ 110,618,000	£ 131,433,000	[1]	£ 108,482,000	[1]
Items in the course of collection from other banks		2,114,000	2,285,000	[1]	346,000	[1]
Trading assets		100,696,000	79,878,000		83,706,000
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss		19,068,000	15,881,000		18,649,000
Derivatives		174,116,000	225,238,000		141,221,000
Loans and advances to banks		14,371,000	17,109,000		10,784,000
Loans and advances to customers		75,491,000	72,614,000		91,177,000
Reverse repurchase agreements – non-trading		73,494,000	53,949,000		54,448,000
Financial investments		46,368,000	32,604,000		41,300,000
Assets held for sale	[3]	20,368,000	21,214,000		9,000
Prepayments, accrued income and other assets		63,635,000	61,444,000		43,146,000
Current tax assets		485,000	595,000		1,135,000
Interests in associates and joint ventures		665,000	728,000		743,000
Goodwill and intangible assets		203,000	91,000		83,000
Deferred tax assets		1,278,000	1,583,000		798,000
Total assets		702,970,000	716,646,000		596,027,000
Liabilities
Deposits by banks		22,943,000	20,836,000		32,188,000
Customer accounts		222,941,000	215,948,000		205,241,000
Repurchase agreements – non-trading		53,416,000	32,901,000		27,259,000
Items in the course of transmission to other banks		2,116,000	2,226,000	[1]	489,000	[1]
Trading liabilities		42,276,000	41,265,000		46,433,000
Financial liabilities designated at fair value		32,545,000	27,282,000		33,608,000
Derivatives		171,474,000	218,867,000		139,368,000
Debt securities in issue		13,443,000	7,268,000		9,428,000
Liabilities of disposal groups held for sale	[3]	20,684,000	24,711,000		0
Accruals, deferred income and other liabilities		60,444,000	67,020,000		43,515,000
Current tax liabilities		272,000	130,000		97,000
Insurance contract liabilities		20,595,000	20,004,000		22,201,000
Provisions		390,000	424,000		562,000
Deferred tax liabilities		6,000	3,000		5,000
Subordinated liabilities		14,920,000	14,528,000		12,488,000
Total liabilities		678,465,000	693,413,000		572,882,000
Equity
Total shareholders’ equity		24,359,000	23,102,000		23,014,000
– called up share capital		797,000	797,000		797,000
– share premium account		1,004,000	420,000		0
– other equity instruments		3,930,000	3,930,000		3,722,000
– other reserves		(6,096,000)	(6,413,000)		(5,662,000)
– retained earnings		24,724,000	24,368,000		24,157,000
Non-controlling interests		146,000	131,000		131,000
Total equity		24,505,000	23,233,000	[4]	23,145,000		£ 23,849,000
Total liabilities and equity		£ 702,970,000	£ 716,646,000		£ 596,027,000

[1]	From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. Comparative data for the financial year ended 31 December 2022 have been restated accordingly. Comparative data for the year 31 December 2021 is prepared on an IFRS 4 basis.
[2]	From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. We have restated 2022 comparative data and the IFRS 17 transition impact on the balance sheet at 1 January 2022.
[3]	Includes businesses classified as held-for-sale as part of a broader restructuring of our European business. Refer to Note 35 'Assets held for sale and liabilities of disposal groups held for sale' on page 179.
[4]	From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. Comparative data of the financial year ended 31 December 2022 have been restated accordingly. Comparative data for the year ended 31 December 2021 is prepared on an IFRS 4 basis.